STOCK INCENTIVE PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
STOCK INCENTIVE PLAN
STOCK INCENTIVE PLAN

NOTE 13: STOCK INCENTIVE PLAN

On May 29, 2015, the Company adopted its 2015 Stock Incentive Plan. Under the Plan the Company may issue up to 10,000,000 S-8 shares to officers, employees, directors or consultants for services rendered to the Company or its affiliates or to incentivize such parties to continue to render services. S-8 shares are registered immediately upon the filing of the Plan and are unrestricted shares that are free-trading upon issuance. On May 20, 2021 the board consent increased the issue up to 20,000,000 shares. As of March 31, 2023 and December 31, 2022 respectively, there were 8,094,046 and 9,806,000 shares available for issuance under the Plan.

On August 2, 2021, Bijan Pedram the Senior Scientific of Sapphire Biotechnology was granted the options to purchase 0.1 million shares of Axim common stock under the plan at the purchase price of $0.67 per share. 25% of the Option shares will be vested upon the one anniversary of the vesting commencement day and the balance of the option shares will be vested of thirty-six (36) successive equal monthly in the first anniversary of the vesting commencement day.

On August 17, 2021, Jeff Busby the Senior Vice president of Sales of Axim Biotechnology was granted the options to purchase 1 million of shares of Axim common stock under the plan at the purchase price of $0.60 per share. 25% of the Option shares will be vested upon the one anniversary of the vesting commencement day, 25% of the Option shares will be vested upon the two anniversaries of the vesting commencement day, 25% of the Option shares will be vested upon the three anniversary of the vesting commencement day and 25% of the Option shares will be vested upon the four anniversaries of the vesting commencement day.

On September 1, 2021, Laura M. Periman Medical advisory board member of Axim Biotechnology was granted the options to purchase 0.1 million of shares of Axim common stock under the plan at the purchase price of $0.64 per share. 50% of the Option shares will be vested upon the one anniversary of the vesting commencement day and 50% of the Option shares will be vested upon the two anniversaries of the vesting commencement day.

On September 4, 2021, Kelly K. Nichols Medical advisory Board member of Axim Biotechnology was granted the options to purchase 0.1 million of shares of Axim common stock under the plan at the purchase price of $0.62 per share. 50% of the Option shares will be vested upon the one anniversary of the vesting commencement day and 50% of the Option shares will be vested upon the two anniversaries of the vesting commencement day.

On September 8, 2021, Joseph Tauber the Ophthalmic Chief Medical Officer (CMO) of Axim Biotechnology was granted the options to purchase 1 million of shares of Axim common stock under the plan at the purchase price of $0.622 per share. 25% of the Option shares will be vested upon the one anniversary of the vesting commencement day, 25% of the Option shares will be vested upon the two anniversaries of the vesting commencement day, 25% of the Option shares will be vested upon the three anniversary of the vesting commencement day and 25% of the Option shares will be vested upon the four anniversaries of the vesting commencement day.

On August 22, 2022, 13,500,000 options were issued with a strike price of $0.052; 5,750,000 vesting immediately and the balance vesting between six months and a year from issuance.

On December 9, 2022, 900,000 options were issued with a strike price of $0.10; all of them vesting immediately.

The Company estimated the fair value of the Option value of $.04 using the Black-Scholes Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 227%, (3) risk-free interest rate of 3.03%, and (4) expected life of 9.9 years.

For the three months ended March 31, 2023 and 2022 respectively the Company recorded compensation expense of $103,822 and $188,917 respectively.

NOTE 13: STOCK INCENTIVE PLAN

On May 29, 2015 the Company adopted its 2015 Stock Incentive Plan. Under the Plan the Company may issue up to 10,000,000 S-8 shares to officers, employees, directors or consultants for services rendered to the Company or its affiliates or to incentivize such parties to continue to render services. S-8 shares are registered immediately upon the filing of the Plan and are unrestricted shares that are free-trading upon issuance. On May 20, 2021 the board consent increased the issue up to 20,000,000 shares. As of December 31, 2022 and 2021, there were 8,739,285 and 9,806,000 shares available for issuance under the Plan.

On August 2, 2021, Bijan Pedram the Senior Scientific of Sapphire Biotechnology was granted the options to purchase 0.1 million shares of Axim common stock under the plan at the purchase price of $0.67 per share. 25% of the Option shares will be vested upon the one anniversary of the vesting commencement day and the balance of the option shares will be vested of thirty-six (36) successive equal monthly in the first anniversary of the vesting commencement day.

On August 17, 2021, Jeff Busby the Senior Vice president of Sales of Axim Biotechnology was granted the options to purchase 1 million of shares of Axim common stock under the plan at the purchase price of $0.60 per share. 25% of the Option shares will be vested upon the one anniversary of the vesting commencement day, 25% of the Option shares will be vested upon the two anniversaries of the vesting commencement day, 25% of the Option shares will be vested upon the three anniversary of the vesting commencement day and 25% of the Option shares will be vested upon the four anniversaries of the vesting commencement day.

On September 1, 2021, Laura M. Periman Medical advisory board member of Axim Biotechnology was granted the options to purchase 0.1 million of shares of Axim common stock under the plan at the purchase price of $0.64 per share. 50% of the Option shares will be vested upon the one anniversary of the vesting commencement day and 50% of the Option shares will be vested upon the two anniversaries of the vesting commencement day.

On September 4, 2021, Kelly K. Nichols Medical Advisory Board member of Axim Biotechnology was granted the options to purchase 0.1 million of shares of Axim common stock under the plan at the purchase price of $0.62 per share. 50% of the Option shares will be vested upon the one anniversary of the vesting commencement day and 50%.

of the Option shares will be vested upon the two anniversaries of the vesting commencement day.

On September 8, 2021, Joseph Tauber the Ophthalmic Chief Medical Officer (CMO) of Axim Biotechnology was granted the options to purchase 1 million of shares of Axim common stock under the plan at the purchase price of $0.622 per share. 25% of the Option shares will be vested upon the one anniversary of the vesting commencement day, 25% of the Option shares will be vested upon the two anniversaries of the vesting commencement day, 25% of the Option shares will be vested upon the three anniversary of the vesting commencement day and 25% of the Option shares will be vested upon the four anniversaries of the vesting commencement day.

On August 22, 2022, 13,500,000 options were issued with a strike price of $0.052; 5,750,000 vesting immediately and the balance vesting between six months and a year from issuance.

On December 9, 2022, 900,000 options were issued with a strike price of $0.10; all of them vesting immediately.

For the years ended December 31, 2022 and 2021 the Company recorded compensation expense of $1,107,494 and $1,143,730 respectively.